Consolidated Statements of Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements Of Comprehensive Income Abstract
NET INCOME FOR THE YEAR	$ 859,850	$ 593,837	$ 807,482
Other comprehensive income that will not be reclassified to profit or loss
Equity instruments at fair value through other comprehensive income	66	2,151	(3)
Income tax related to the above	(18)	(581)	1
Total items that will not be reclassified to the income statements	48	1,570	(2)
Other comprehensive income that will be reclassified to profit or loss
Debt instruments at fair value through other comprehensive income	22,521	17,493	2,834
Cash flow hedge	(162,217)	203,254	254,743
Income tax related to the above	37,718	(59,602)	(70,895)
Total items that will be reclassified to the income statements	(101,978)	161,145	186,682
Other comprehensive income for the year, net of tax	(101,930)	162,715	186,680
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	757,920	756,552	994,162
Attributable to:
Shareholders of the Bank	751,032	741,332	978,979
Non-controlling interests	$ 6,888	$ 15,220	$ 15,183